UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22936

Diversified Real Asset Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period:  February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DRA

Diversified Real Asset Income Fund
Portfolio of Investments	February 28, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.5% (98.9% of Total Investments)

	COMMON STOCKS – 57.8% (41.0% of Total Investments)

	Air Freight & Logistics – 0.9% (0.6% of Total Investments)

86,975	BPost SA, (2)	$2,159,764
22,985	Oesterreichische Post AG	835,824
	Total Air Freight & Logistics	2,995,588

	Commercial Services & Supplies – 0.6% (0.4% of Total Investments)

126,640	Covanta Holding Corporation	2,051,568

	Construction & Engineering – 0.2% (0.2% of Total Investments)

43,082	Ferrovial SA, (2)	816,158

	Diversified Telecommunication Services – 0.7% (0.5% of Total Investments)

673,880	HKBN Limited, (2)	785,192
1,312,082	HKT Trust and HKT Limited, (2)	1,750,258
	Total Diversified Telecommunication Services	2,535,450

	Electric Utilities – 7.3% (5.2% of Total Investments)

86,471	Alupar Investimento SA, (2)	551,991
2,071,648	AusNet Services, (2)	2,571,943
44,081	Brookfield Infrastructure Partners LP	1,590,443
354,485	Contact Energy Limited, (2)	1,247,857
35,467	EDP – Energias de Portugal, S.A., (2)	109,647
77,635	Endesa S.A, (2), (3)	1,651,246
7,615	Entergy Corporation	583,766
3,002	Hafslund ASA, Class B Shares	33,123
1,117,650	Infratil Limited	2,322,551
220,338	Scottish and Southern Energy PLC, (2)	4,209,848
42,226	Southern Company	2,145,925
3,592,923	Spark Infrastructure Group, (2)	6,394,912
194,810	Transmissora Alianca de Energia Eletrica SA, (2)	1,377,050
	Total Electric Utilities	24,790,302

	Equity Real Estate Investment Trusts – 22.5% (15.9% of Total Investments)

233,202	AEW UK REIT PLC	285,028
174,147	American Hotel Income Properties REIT LP	1,393,753
93,658	Armada Hoffler Properties Inc.	1,306,529
457,199	Ascendas Real Estate Investment Trust, (2)	815,018
153,212	Automotive Properties Real Estate Investment Trust	1,236,585
37,807	Care Capital Properties, Inc.	993,946
3,604	CareTrust REIT Inc.	56,871
116,170	Charter Hall Retail REIT, (2)	382,077
62,487	Choice Properties Real Estate Investment Trust	666,647
184,588	City Office REIT, Inc.	2,405,182
2,408	Cofinimmo, SANV, (2)	267,204
66,522	Community Healthcare Trust Inc.	1,582,558
23,730	Crombie Real Estate Investment Trust	246,197
179,610	Dream Global Real Estate Investment Trust	1,334,702
43,856	Easterly Government Properties, Inc.	906,504
635,426	Empiric Student Property PLC	871,258
47,336	Eurocommercial Properties NV, (2)	1,675,889
1,296,740	Fortune REIT, (2)	1,454,711
53,966	Franklin Street Properties Corporation	668,639
1,795,377	Frasers Centrepoint Trust, (2)	2,563,105
4,024,970	Frasers Logistics & Industrial Trust, (2)	2,798,942
90,877	Gaming and Leisure Properties Inc.	2,908,064

NUVEEN	1

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

39,013	Granite Real Estate, Inc.	$1,351,150
15,196	Hersha Hospitality Trust	296,474
51,644	Hospitality Properties Trust	1,641,246
10,845	ICADE, (2)	773,346
169,983	Immobiliare Grande Distribuzione SIIQ SpA	133,259
122,605	Independence Realty Trust	1,126,740
1,194,973	Keppel DC REIT, (2)	1,005,868
66,303	Killam Apartment Real Estate I	632,979
10,472	Liberty Property Trust	413,016
22,669	LTC Properties Inc.	1,093,553
1,273,021	Mapletree Commercial Trust	1,362,589
1,921,682	Mapletree Greater China Commercial Trust, (2)	1,350,195
231,906	Mapletree Logistics Trust, (2)	177,842
178,539	MedEquities Realty Trust, Inc.	1,947,861
26,022	Medical Properties Trust Inc.	349,215
29,648	Mercialys, (2)	535,478
71,957	MGM Growth Properties LLC	1,829,147
59,743	New Senior Investment Group Inc.	633,276
323,862	NorthWest Healthcare Properties REIT	2,487,120
85,896	OneREIT	238,636
54,060	Park Hotels & Resorts, Inc.	1,380,692
1,047,393	Parkway Life Real Estate Investment Trust	1,816,159
390,075	Plaza Retail REIT	1,477,245
469,889	Propertylink Group, (2)	293,313
369,497	Pure Industrial Real Estate Trust	1,663,599
40,185	RioCan Real Estate Investment Trust	807,210
2,712	RLJ Lodging Trust	61,725
84,896	Senior Housing Properties Trust	1,740,368
63,843	Slate Retail REIT	691,208
37,913	Smart Real Estate Investment Trust	954,248
361,695	Spirit Realty Capital Inc.	3,975,028
140,515	STAG Industrial Inc.	3,629,502
750,288	TF Administradora Industrial S de RL de CV	1,109,104
7,732	Universal Health Realty Income Trust	496,240
5,144	Urstadt Biddle Properties Inc.	114,608
4,102	Ventas Inc.	266,835
199,128	VEREIT, Inc.	1,806,091
1,000,075	Vicinity Centres, (2)	2,214,805
229,340	Viva Energy REIT, (2)	421,876
142,748	Washington Prime Group, Inc.	1,323,274
49,800	Wereldhave NV, (2)	2,175,582
131,397	WPT Industrial Real Estate Investment Trust	1,681,882
	Total Equity Real Estate Investment Trusts	76,298,993

	Gas Utilities – 0.2% (0.1% of Total Investments)

8,298	AmeriGas Partners, LP	389,757
18,833	APA Group, (2)	122,124
	Total Gas Utilities	511,881

	Health Care Providers & Services – 0.4% (0.3% of Total Investments)

99,583	Sienna Senior Living Inc., Subscription	1,306,080

	Household Durables – 0.3% (0.2% of Total Investments)

24,406	Kaufman and Broad SA	917,878

	Independent Power & Renewable Electricity Producers – 2.2% (1.6% of Total Investments)

8,567	Brookfield Renewable Energy Partners LP	249,557
117,408	Brookfield Renewable Energy Partners LP	3,447,457
15,991	Pattern Energy Group Inc.	332,453
297,779	Renewables Infrastructure Group Limited	396,103
317,803	Saeta Yield S.A, (2), (3)	2,775,529

2	NUVEEN

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

33,586	TransAlta Renewables Inc.	$375,004
	Total Independent Power & Renewable Electricity Producers	7,576,103

	Media – 0.6% (0.4% of Total Investments)

45,561	Eutelsat Communications, (2)	896,527
48,838	SES SA, (2)	997,294
	Total Media	1,893,821

	Mortgage Real Estate Investment Trusts – 1.9% (1.3% of Total Investments)

80,516	Apollo Commercial Real Estate Finance, Inc.	1,480,689
12,342	Ares Commercial Real Estate Corporation	166,864
53,057	Blackstone Mortgage Trust Inc, Class A	1,652,195
29,233	Ladder Capital Corporation	421,832
120,866	Starwood Property Trust Inc.	2,762,997
	Total Mortgage Real Estate Investment Trusts	6,484,577

	Multi-Utilities – 5.9% (4.2% of Total Investments)

10,974	CenterPoint Energy, Inc.	299,810
1,040,344	Centrica PLC, (2)	2,930,636
942,957	Duet Group, (2)	1,986,488
73,314	Engie, (2)	897,018
14,342	Innogy SE	515,073
12,092,177	Keppel Infrastructure Trust	4,271,177
67,490	National Grid PLC, Sponsored ADR	4,106,767
503,789	Redes Energeticas Nacionais SA, (2)	1,402,360
1,430,593	Vector Limited, (2)	3,368,895
9,981	Veolia Environment S.A., (2)	163,568
	Total Multi-Utilities	19,941,792

	Oil, Gas & Consumable Fuels – 8.8% (6.3% of Total Investments)

11,924	AltaGas Limited	278,305
1,833	Cheniere Energy Partners LP Holdings LLC	60,049
3,166	DCP Midstream LP	124,107
26,057	Enagas, (2)	639,286
6,386	Enbridge Energy Partners LP	115,587
37,064	Enbridge Income Fund Holdings Inc.	952,971
185,005	Enterprise Products Partnership LP	5,185,690
85,806	Inter Pipeline Limited	1,799,200
16,884	OneOK Partners Limited Partnership	884,384
28,162	Pembina Pipeline Corporation	910,038
161,290	Plains All American Pipeline LP	5,174,183
142,040	Plains GP Holdings LP, Class A Shares	4,668,855
40,200	Snam Rete Gas S.p.A, (2)	160,082
115,615	Targa Resources Corporation	6,532,245
188,471	Veresen Inc.	1,918,482
13,338	Williams Partners LP	537,521
	Total Oil, Gas & Consumable Fuels	29,940,985

	Real Estate Management & Development – 0.5% (0.4% of Total Investments)

93,318	Atrium European Real Estate Ltd, (2)	380,739
25,859	Brookfield Property Partners	586,999
236,230	Citycon Oyj, (2)	560,100
18,160	Landmark Infrastructure Partners LP	277,848
	Total Real Estate Management & Development	1,805,686

	Road & Rail – 0.4% (0.3% of Total Investments)

329,540	Aurizon Holdings Limited, (2)	1,293,001
85,089	Stagocoach Group PLC, (2)	219,167
	Total Road & Rail	1,512,168

NUVEEN	3

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure – 4.1% (2.9% of Total Investments)

313,044	Abertis Infraestructuras S.A, (2)			$4,586,308
5,054	Cosco Shipping Ports Limited, (2)			5,629
208,598	Enav S.p.A, (2), (3)			744,016
7,129,155	Hopewell Highway Infrastructure Limited, (2)			3,754,505
5,538,260	Hutchison Port Holdings Trust, (2)			2,103,298
86,306	Jiangsu Expressway Company Limited, (2)			113,852
5,671	Macquarie Infrastructure Corporation			436,327
5,974	Sydney Airport, (2)			27,751
208,065	Transurban Group, (2)			1,759,579
227,671	Zhejiang Expressway Company Limited, (2)			256,054
	Total Transportation Infrastructure			13,787,319

	Water Utilities – 0.3% (0.2% of Total Investments)

645,269	Inversiones Aguas Metropolitanas SA			962,562
	Total Common Stocks (cost $188,199,879)			196,128,911

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 12.2% (8.6% of Total Investments)

	Electric Utilities – 4.4% (3.1% of Total Investments)

45,883	American Homes 4 Rent	5.000%	N/R	$1,292,524
76,902	Exelon Corporation	6.500%	BB+	3,812,801
55,863	Great Plains Energy Inc.	7.000%	N/R	2,965,767
77,752	NextEra Energy Inc.	6.123%	BBB	4,067,985
44,605	NextEra Energy Inc.	6.371%	BBB	2,722,689
	Total Electric Utilities			14,861,766

	Equity Real Estate Investment Trusts – 2.8% (2.0% of Total Investments)

25,884	Alexandria Real Estate Equities Inc.	7.000%	Baa3	907,493
38,251	American Tower Corporation	5.500%	N/R	4,134,551
19,717	EPR Properties Inc.	9.000%	BB	732,487
2,960	EPR Properties Inc.	5.750%	BB	90,221
20,328	Equity Commonwealth	6.500%	Ba1	513,282
1,147	FelCor Lodging Trust Inc., Series A	1.950%	Caa1	28,274
5,451	Lexington Corporate Properties Trust, Series B	6.500%	N/R	272,550
46,868	Ramco-Gershenson Properties Trust	7.250%	N/R	2,730,998
	Total Equity Real Estate Investment Trusts			9,409,856

	Gas Utilities – 0.5% (0.3% of Total Investments)

27,204	Spire, Inc., (2)	6.750%	N/R	1,571,303

	Multi-Utilities – 3.1% (2.2% of Total Investments)

12,196	Black Hills Corp	7.750%	N/R	871,282
98,566	Dominion Resources Inc.	6.750%	BBB–	5,017,009
34,541	Dominion Resources Inc.	6.375%	Baa3	1,765,045
55,398	DTE Energy Company	5.000%	BBB–	2,991,492
	Total Multi-Utilities			10,644,828

	Oil, Gas & Consumable Fuels – 1.4% (1.0% of Total Investments)

29,408	Anadarko Petroleum Corporation	7.500%	N/R	1,283,659
71,087	Kinder Morgan Inc, Delaware	9.750%	N/R	3,461,937
	Total Oil, Gas & Consumable Fuels			4,745,596
	Total Convertible Preferred Securities (cost $39,079,873)			41,233,349

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 29.9% (21.2% of Total Investments)

	Electric Utilities – 6.9% (4.9% of Total Investments)

11,814	APT Pipelines Limited	6.300%	N/R	$945,362
99,450	Brookfield Infrastructure Partners LP	5.350%	BBB–	1,924,307
1,995	Duke Energy Capital Trust II	5.125%	BBB	50,753
102,513	Entergy Arkansas Inc.	4.875%	A	2,338,322
17,721	Entergy Louisiana LLC	4.875%	A	402,798
28,269	Entergy New Orleans, Inc.	5.500%	A	708,421
24,771	Entergy Texas Inc.	5.625%	A	663,615
85,992	Integrys Energy Group Inc., (2)	6.000%	Baa1	2,260,730
146,289	NextEra Energy Inc.	5.250%	BBB	3,486,067
55,582	NextEra Energy Inc.	5.000%	BBB	1,330,633
65,335	Pacific Gas & Electric Corporation	6.000%	A–	2,090,720
123,610	PPL Capital Funding, Inc.	5.900%	BBB	3,161,944
4,926	SCE Trust II	5.100%	Baa1	121,869
37,590	SCE Trust I	5.625%	Baa1	950,275
1,430	Southern Company	6.250%	BBB	38,109
123,985	Southern Company	5.250%	BBB	2,962,002
	Total Electric Utilities			23,435,927

	Equity Real Estate Investment Trusts – 17.2% (12.2% of Total Investments)

35,172	American Homes 4 Rent	6.350%	N/R	889,852
39,253	American Homes 4 Rent	5.500%	N/R	1,095,159
39,423	American Homes 4 Rent	5.000%	N/R	1,111,729
49,617	American Homes 4 Rent	6.500%	N/R	1,277,142
121,519	CBL & Associates Properties Inc.	7.375%	BB	3,030,684
32,189	CBL & Associates Properties Inc.	6.625%	BB	800,862
183,565	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,488,164
39,923	Chesapeake Lodging Trust	7.750%	N/R	1,022,827
117,003	City Office REIT, Inc.	6.625%	N/R	2,934,435
9,155	Colony Northstar, Inc.	8.500%	N/R	234,460
26,575	Colony Northstar, Inc.	7.500%	N/R	661,717
92,593	Colony Northstar, Inc.	7.125%	N/R	2,304,640
10,009	DDR Corporation	6.250%	Baa3	251,426
1,156	Digital Realty Trust Inc.	6.350%	Baa3	30,518
18,054	Equity Lifestyle Properties Inc.	6.750%	N/R	460,557
52,751	GGP, Inc.	6.375%	N/R	1,360,448
34,296	Gladstone Commercial Corporation	7.000%	N/R	869,404
79,423	Gramercy Property Trust	7.125%	BB+	2,108,681
69,158	Hersha Hospitality Trust	6.875%	N/R	1,746,931
72,542	Hersha Hospitality Trust	6.500%	N/R	1,741,008
122,502	Hersha Hospitality Trust	6.500%	N/R	3,001,299
75,038	Investors Real Estate Trust	7.950%	N/R	1,918,722
7,026	LaSalle Hotel Properties	6.375%	N/R	177,407
84,807	LaSalle Hotel Properties	6.300%	N/R	2,094,733
3,992	Mid-America Apartment Communities Inc.	8.500%	BBB–	263,672
56,811	Monmouth Real Estate Investment Corp	6.125%	N/R	1,419,707
87,682	Pebblebrook Hotel Trust	6.500%	N/R	2,232,384
65,047	Pebblebrook Hotel Trust	6.375%	N/R	1,637,233
38,673	Penn Real Estate Investment Trust	7.200%	N/R	1,003,178
2,908	PS Business Parks, Inc.	6.000%	BBB	73,660
249	PS Business Parks, Inc.	5.750%	BBB	6,195
31,417	Public Storage, Inc.	5.750%	A3	788,881
287	Rait Financial Trust	7.125%	N/R	7,181
8,713	Retail Properties of America	7.000%	BB	220,439
270	Rexford Industrial Realty Inc.	5.875%	BB	6,488
22,828	Senior Housing Properties Trust	6.250%	BBB–	585,766
41,508	STAG Industrial Inc.	6.875%	BB+	1,105,773
37,962	Summit Hotel Properties Inc.	7.875%	N/R	968,790
123,744	Summit Hotel Properties Inc.	7.125%	N/R	3,228,481
43,997	Summit Hotel Properties Inc.	6.450%	N/R	1,076,607
82,768	Sunstone Hotel Investors Inc.	6.450%	N/R	2,075,821
21,724	Taubman Centers Incorporated, Series K	6.250%	N/R	546,141

NUVEEN	5

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	Equity Real Estate Investment Trusts (continued)

54,497	UMH Properties Inc.	8.000%		N/R	$1,452,345
51,095	Urstadt Biddle Properties	7.125%		N/R	1,308,032
77,598	Urstadt Biddle Properties	6.750%		N/R	1,998,149
2,021	Vornado Realty Trust	5.700%		BBB–	50,707
10,884	Washington Prime Group, Inc.	7.500%		Ba1	276,889
10,536	Washington Prime Group, Inc.	6.875%		Ba1	268,457
	Total Equity Real Estate Investment Trusts				58,213,781

	Independent Power & Renewable Electricity Producers – 0.2% (0.2% of Total Investments)

41,214	Brookfield Renewable Partners, Preferred Equity	5.750%		BB+	801,194

	Mortgage Real Estate Investment Trusts – 0.5% (0.4% of Total Investments)

18,381	Apollo Commercial Real Estate Finance	8.625%		N/R	468,348
53,499	Arbor Realty Trust Incorporated	7.375%		N/R	1,369,039
	Total Mortgage Real Estate Investment Trusts				1,837,387

	Multi-Utilities – 3.3% (2.3% of Total Investments)

218,328	Dominion Resources Inc.	5.250%		BBB–	5,139,441
97,288	DTE Energy Company	6.000%		Baa2	2,502,247
108,896	DTE Energy Company	5.375%		Baa2	2,633,105
33,492	DTE Energy Company	5.250%		Baa2	826,583
	Total Multi-Utilities				11,101,376

	Oil, Gas & Consumable Fuels – 1.3% (0.9% of Total Investments)

108,221	Nustar Energy LP	8.500%		Ba3	2,900,323
69,459	Pembina Pipeline Corporation	5.750%		BB+	1,385,310
	Total Oil, Gas & Consumable Fuels				4,285,633

	Real Estate Management & Development – 0.2% (0.1% of Total Investments)

27,662	Landmark Infrastructure Partners LP	8.000%		N/R	695,699

	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

37,739	GATX Corporation	5.625%		BBB	948,758
	Total $25 Par (or similar) Retail Preferred (cost $100,638,123)				101,319,755

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 1.0% (0.7% of Total Investments)

	Electric Utilities – 0.5% (0.3% of Total Investments)

$1,705	DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	$1,594,175

	Multi-Utilities – 0.5% (0.4% of Total Investments)

1,670	Dominion Resources Inc.	5.750%	10/01/54	BBB–	1,749,325
$3,375	Total Convertible Bonds (cost $3,313,163)				3,343,500

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 19.9% (14.1% of Total Investments)

	Air Freight & Logistics – 0.2% (0.1% of Total Investments)

$575	Empresa de Transporte de Pasajeros Metro SA, 144A	5.000%	1/25/47	A+	$595,988

	Commercial Services & Supplies – 1.5% (1.1% of Total Investments)

1,550	Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	1,584,875
2,200	Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,233,000
1,260	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	1,370,250
	Total Commercial Services & Supplies				5,188,125

6	NUVEEN

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Construction & Engineering – 0.2% (0.2% of Total Investments)

$790		AECOM Technology Corporation, 144A	5.125%	3/15/27	BB	$802,759

		Consumer Finance – 0.1% (0.1% of Total Investments)

330		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	318,450

		Diversified Financial Services – 0.4% (0.3% of Total Investments)

1,285		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,297,850

		Diversified Telecommunication Services – 1.2% (0.8% of Total Investments)

1,830		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	1,900,913
2,035		SBA Communications Corporation, 144A	4.875%	9/01/24	B+	2,024,621
		Total Diversified Telecommunication Services				3,925,534

		Electric Utilities – 0.2% (0.1% of Total Investments)

575		Intergen NV, 144A	7.000%	6/30/23	B1	523,250

		Energy Equipment & Services – 0.5% (0.4% of Total Investments)

1,515	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	1,717,219

		Equity Real Estate Investment Trusts – 2.8% (2.0% of Total Investments)

1,705		Care Capital Properties, Inc.	5.125%	8/15/26	BBB–	1,669,062
1,260		CBL & Associates LP	5.950%	12/15/26	BBB–	1,256,811
720		CoreCivic, Inc.	4.625%	5/01/23	Ba1	721,800
905		DuPont Fabros Technology LP	5.625%	6/15/23	BB+	942,331
1,540		Geo Group Inc.	6.000%	4/15/26	B+	1,603,140
965		MPT Operating Partnership Finance	5.250%	8/01/26	BBB–	974,650
985		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	978,350
745		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	736,060
645		Trust F/1401, 144A	5.250%	1/30/26	Baa2	640,162
		Total Equity Real Estate Investment Trusts				9,522,366

		Gas Utilities – 1.5% (1.1% of Total Investments)

1,115		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	1,151,238
1,525		Ferrellgas LP	6.750%	1/15/22	B	1,479,250
965		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,003,600
780		Suburban Propane Partners LP	5.750%	3/01/25	BB–	787,800
680		Suburban Propane Partners LP	5.875%	3/01/27	BB–	681,700
		Total Gas Utilities				5,103,588

		Health Care Equipment & Supplies – 0.2% (0.2% of Total Investments)

680		Tenet Healthcare Corporation	8.125%	4/01/22	B–	714,000

		Health Care Providers & Services – 1.0% (0.7% of Total Investments)

710		Acadia Healthcare	5.625%	2/15/23	B	738,400
575		Community Health Systems, Inc.	6.875%	2/01/22	CCC+	505,281
755		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	738,012
725		Kindred Healthcare Inc.	6.375%	4/15/22	B–	669,719
405		Lifepoint Health Inc.	5.875%	12/01/23	Ba2	416,137
435		Select Medical Corporation	6.375%	6/01/21	B–	437,719
		Total Health Care Providers & Services				3,505,268

		Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)

1,195		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A	4.500%	9/01/26	BB–	1,162,137

		Independent Power & Renewable Electricity Producers – 0.4% (0.3% of Total Investments)

1,125		Dynegy Inc., 144A	8.000%	1/15/25	B+	1,068,750
470		GenOn Energy Inc.	9.500%	10/15/18	CCC	359,550
		Total Independent Power & Renewable Electricity Producers				1,428,300

NUVEEN	7

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Internet Software & Services – 0.2% (0.1% of Total Investments)

$495		Equinix Inc.	5.750%	1/01/25	BB+	$524,700

		IT Services – 0.4% (0.3% of Total Investments)

680		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B	719,100
530		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	560,369
		Total IT Services				1,279,469

		Marine – 0.2% (0.1% of Total Investments)

605		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	574,750

		Multi-Utilities – 1.4% (1.0% of Total Investments)

1,605	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	2,116,826
2,000	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	2,634,325
		Total Multi-Utilities				4,751,151

		Oil, Gas & Consumable Fuels – 4.3% (3.0% of Total Investments)

390		Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B–	396,825
215		Calumet Specialty Products	6.500%	4/15/21	CCC+	186,573
1,420		Calumet Specialty Products	7.625%	1/15/22	CCC+	1,228,300
1,385		Cheniere Corpus Christi Holdings, LLC, 144A	5.875%	3/31/25	BB–	1,466,369
540		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	558,225
1,425		Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,508,719
1,465		Genesis Energy LP	5.625%	6/15/24	B+	1,461,337
715		Gibson Energy, 144A	6.750%	7/15/21	BB	741,813
680		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	666,400
335		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	333,325
1,130		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,148,363
1,065		NGL Energy Partners LP/Fin Co, 144A	7.500%	11/01/23	BB–	1,120,912
1,580		PBF Holding Company LLC	7.000%	11/15/23	BBB–	1,587,900
1,085		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	1,066,013
830		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B+	840,375
150		Tesoro Logistics LP Finance Corporation	5.250%	1/15/25	BBB–	158,062
		Total Oil, Gas & Consumable Fuels				14,469,511

		Real Estate Management & Development – 0.9% (0.6% of Total Investments)

1,505		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,587,775
1,355		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,422,750
		Total Real Estate Management & Development				3,010,525

		Road & Rail – 0.2% (0.2% of Total Investments)

795		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	832,763

		Software – 0.3% (0.2% of Total Investments)

1,025		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	999,375

		Transportation Infrastructure – 0.9% (0.6% of Total Investments)

840		Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B2	869,568
295		Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB–	307,906
675		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	676,154
1,190		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	1,222,725
		Total Transportation Infrastructure				3,076,353

		Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)

1,995		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	2,059,838
		Total Corporate Bonds (cost $66,453,400)				67,383,269

8	NUVEEN

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.1% (8.6% of Total Investments)

		Diversified Financial Services – 0.3% (0.2% of Total Investments)

$810		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$847,832

		Electric Utilities – 4.9% (3.5% of Total Investments)

1,435		AES Gener SA, 144A	8.375%	12/18/73	BB	1,530,069
6,710		Emera, Inc.	6.750%	6/15/76	BBB–	7,347,447
2,035		Enel SpA, 144A	8.750%	9/24/73	BBB–	2,345,338
1,000	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	1,119,224
1,445		Exelon Corporation	6.350%	3/15/33	Baa2	1,534,410
2,075	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	2,838,678
		Total Electric Utilities				16,715,166

		Energy Equipment & Services – 5.6% (4.0% of Total Investments)

5,070		Transcanada Trust	5.625%	5/20/75	BBB	5,277,870
3,935		Transcanada Trust	5.875%	8/15/76	BBB	4,212,418
9,520		Transcanada Trust	5.300%	3/15/77	BBB	9,615,200
		Total Energy Equipment & Services				19,105,488

		Oil, Gas & Consumable Fuels – 1.3% (0.9% of Total Investments)

3,732		Enbridge Inc.	6.000%	1/15/77	BBB–	3,787,980
605		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	624,360
		Total Oil, Gas & Consumable Fuels				4,412,340
		Total $1,000 Par (or similar) Institutional Preferred (cost $39,696,186)				41,080,826

Principal Amount (000)		Description (1)	Interest Rate (12)	Maturity (12)		Value

		WHOLE LOANS – 5.6% (4.0% of Total Investments) (6), (7), (8)

		Commercial Loans – 3.3% (2.4% of Total Investments)

$2,186		150 North Pantano I, AZ	5.925%	8/01/19		$2,037,157
13,980		NCH Commercial Pool II, Rocky Point, Mexico, (9), (11)	11.925%	8/01/14		3,689,323
4,523		RealtiCorp Fund III, Crystal River, FL,, (9), (10)	11.925%	7/01/17		4,057,088
1,927		RL Stowe Portfolio, Belmont, NC, and Chattanooga, TN	4.900%	1/01/20		1,566,646
22,616		Total Commercial Loans				11,350,214

		Multifamily Loans – 2.3% (1.6% of Total Investments)

4,392		NCH Multifamily Pool II, Rocky Point, Mexico, (9), (11)	11.925%	8/01/14		2,460,120
4,879		NCH Multifamily Pool, Oklahoma City, OK,, (9), (11)	1.925%	8/01/14		30,668
12,129		Sapphire Skies I, Cle Elum, WA, (9), (13)	3.925%	3/01/20		5,301,448
21,400		Total Multifamily Loans				7,792,236
$44,016		Total Whole Loans (cost $42,803,395)				19,142,450

Shares		Description (1), (14)				Value

		INVESTMENT COMPANIES – 1.0% (0.7% of Total Investments)

		Diversified Other – 1.0% (0.7% of Total Investments)

1,152,507		John Laing Infrastructure Fund				$1,969,232
463,616		NextEnergy Solar Fund Limited				637,120
707,391		Starwood European Real Estate Finance Limited				947,988
		Total Diversified Other				3,554,340
		Total Investment Companies (cost $3,639,874)				3,554,340
		Total Long-Term Investments (cost $483,823,893)				473,186,400

NUVEEN	9

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.5% (1.1% of Total Investments)

	REPURCHASE AGREEMENTS – 1.5% (1.1% of Total Investments)

$5,152	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/17, repurchase price $5,152,350, collateralized by $4,685,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $5,256,036	0.030%	3/01/17	$5,152,346
	Total Short-Term Investments (cost $5,152,346)			5,152,346
	Total Investments (cost $488,976,239) – 141.0%			478,338,746
	Borrowings – (40.5)% (15), (16)			(137,500,000)
	Other Assets Less Liabilities – (0.5)% (17)			(1,740,340)
	Net Assets – 100%			$339,098,406

Investments in Derivatives as of February 28, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(100)	6/17	$(11,770,313)	$8,594	$4,309

Total Return Swaps

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	iSHR DJ Real Estate ETF	3-Month USD-LIBOR-ICE	6/06/17	$2,113,590	$152,711
Morgan Stanley Capital Services LLC	Vanguard Global Ex-U.S. REIT ETF	3-Month USD-LIBOR-ICE	6/06/17	2,124,619	(27,961)
Morgan Stanley Capital Services LLC	iShares iBoxx $ High Yield Corporate Bond ETF	3-Month USD-LIBOR-ICE	6/06/17	3,614,325	164,636
Morgan Stanley Capital Services LLC	iShares Global Infrastructure ETF	3-Month USD-LIBOR-ICE	6/06/17	5,407,852	165,576
Morgan Stanley Capital Services LLC	iShares S&P® Preferred Stock Index ETF	3-Month USD-LIBOR-ICE	6/06/17	6,646,130	(38,813)
				$19,906,516	$416,149

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$121,453,988	$74,674,923	$—	$196,128,911
Convertible Preferred Securities	39,662,046	1,571,303	—	41,233,349
$25 Par (or similar) Retail Preferred	99,059,025	2,260,730	—	101,319,755
Convertible Bonds	—	3,343,500	—	3,343,500
Corporate Bonds	—	67,383,269	—	67,383,269
$1,000 Par (or similar) Institutional Preferred	—	41,080,826	—	41,080,826
Whole Loans	—	—	19,142,450	19,142,450
Investment Companies	3,554,340	—	—	3,554,340

Short-Term Investments:
Repurchase Agreements	—	5,152,346	—	5,152,346

Investments in Derivatives
Futures Contracts*	4,309	—	—	4,309
Total Return Swaps*	—	416,149	—	416,149
Total	$263,733,708	$195,883,046	$19,142,450	$478,759,204
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Whole Loans	Corporate Notes	Total
Balance at the beginning of period	$35,794,041	$8,000,000	$43,794,041
Gains (losses):
Net realized gains (losses)	(5,026,232)	—	(5,026,232)
Change in net unrealized appreciation (depreciation)	(1,075,974)	—	(1,075,974)
Purchases at cost	7,296	—	7,296
Sales at proceeds	(10,879,891)	(8,000,000)	(18,879,891)
Net discounts (premiums)	323,210	—	323,210
Transfers into	—	—	—
Transfers (out of)	—	—	—
Balance at the end of period	$19,142,450	$—	$19,142,450

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Commercial & Multifamily Whole Loans	$5,654,401	Discounted Cash Flow	Yield Spread	2.56% - 2.68%
		Discounted Cash Flow	Liquidity Spread	0.50%
		Discounted Cash Flow	Debt Service Coverage Ratio	0.00% - 1.63%
	11,450,892	Appraisals	N/A	N/A
	2,037,157	Expected Value	N/A	N/A
Commercial & Multifamily Whole Loans and Corporate Notes	—	Price Ceiling	Cap	100.00
Total	$19,142,450

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned

NUVEEN	11

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	February 28, 2017 (Unaudited)

level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(56,496,469)	$56,496,469	$—	$—	$—
Convertible Preferred Securities	907,493	—	—	(907,493)	—	—
$25 Par (or similar) Retail Preferred	3,578,467	—	—	(3,578,467)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2017, the cost of investments (excluding investments in derivatives) was $497,438,552.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$21,411,389
Depreciation	(40,511,195)
Net unrealized appreciation (depreciation) of investments	$(19,099,806)

12	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications in to sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Interest rates on whole loans and corporate notes are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(7)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3 unless otherwise noted.

(9)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(10)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(11)	Loan is currently in default with regards to scheduled interest and/or principal payments.

(12)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(13)	The interest rate will increase to 2.000% on March 1, 2017.

(14)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(16)	Borrowings as a percentage of Total Investments is 28.7%.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

EUR	Euro

GBP	Pound Sterling

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	13

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diversified Real Asset Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 28, 2017